Employee benefits (Tables)	12 Months Ended
Dec. 31, 2021
Employee benefits [Abstract]
Defined Benefit Plans Disclosures
The changes in the defined benefit obligation for the years ended December 31, 2021 and 2020 were as follows:

	Year Ended December 31,
	2021	2020
Liability at beginning of year	$33,676	$28,853
Interest cost	195	337
Service cost	5,159	1,671
Actuarial losses / (gains)	56,241	-
Exchange differences	(5,205)	2,815
Liability at end of year	$90,066	$33,676

Amounts Included in the Consolidated Statements of Operations
	Years Ended December 31,
	2021	2020
Amounts included on the consolidated statements of operations:
Interest cost	$195	$337
Service cost	5,159	1,671
	$5,354	$2,008

Amounts Included in the Consolidated Statements of Comprehensive Income (Loss)
	Years Ended December 31,
	2021	2020
Amounts included on the consolidated statements of comprehensive income (loss):
Actuarial losses / (gains)	$56,241	$-
	$56,241	$-

Actuarial Assumptions
The principal actuarial assumptions used are:

	Valuation Date
Financial Assumptions	December 31, 2021	December 31, 2020
Discount rate	0.75%	0.60%
Future salary increases	1.80%	1.50%
Inflation	1.80%	1.50%

Valuation Date
Demographic Assumptions	December 31, 2021	December 31, 2020
Mortality (1)	EVK 2000 (male and female)
Disability (1)	50% EVK 2000
Retirement age limits (2)	As defined by the Greek main insurance institution for each employee.
Turnover (3)	0.00%

(1) Mortality Table: The mortality rate of employees is defined according to EVK 2000 (male and female), which is widely accepted as unbiased.
(2) Turnover Rates: For the purposes of the actuarial study, the turnover rate was estimated based on the Company’s historical data, estimated future development and long-term economic trends.
(3) Retirement ages are those provided by primary Greek insurance carrier and depend mainly on sex, class of worker, having incorporated the latest additions to the age limits of Greek Laws 4093/2012 and 4336/2015.

Sensitivity Analysis
The sensitivity analysis of defined benefit obligation against changes in principal assumptions is as follows:

	Effect on liability in financial year 2020
	Change in assumption by	Increase in assumption	Decrease in assumption
Discount rate	0.50%	-9%	+10%
Annual salary increase	0.50%	+6%	-7%